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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569


                      Pioneer Ibbotson Asset Allocation Series Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  January 31

Date of reporting period:  October 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


Pioneer Ibbotson Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS 10/31/05 (unaudited)


  Shares                                                          Value

                  MUTUAL FUNDS - 100.3%
                  PIONEER FUNDS - 100.3%
 932,939          Pioneer Bond Fund Class Y                    $  8,443,102

 276,524          Pioneer Cullen Value Fund Class Y               4,711,970

 159,192          Pioneer Emerging Markets Fund Class Y           3,753,748

  0.084           Pioneer Focused Equity Fund Class Y                     1

 175,103          Pioneer Fund Class Y                            7,496,139

 134,607          Pioneer Growth Opportunity Fund Class Y         4,003,200

  0.036           Pioneer International Core Equity Fund Class            1

 897,586          Pioneer International Equity Fund Class Y      19,836,649

 283,033          Pioneer Mid-Cap Growth Fund Class Y             4,228,517

 154,133          Pioneer Mid-Cap Value Fund Class Y              3,649,868

1,217,458         Pioneer Oak Ridge Large Cap Growth Fund Clas   16,240,892

 183,135          Pioneer Real Estate Shares Fund Class Y         4,770,664

1,003,642         Pioneer Research Fund Class Y                   9,594,819

  0.148           Pioneer Short Term Income Fund Class Y                  1

 109,354          Pioneer Small Cap Value Fund Class Y            3,713,664

 266,927          Pioneer Value Fund Class Y                      4,585,813



TOTAL INVESTMENTS IN SECURITIES - 100.3%                       $  95,029,048
(Cost $89,268,039)(a)
OTHER ASSETS AND LIABILITIES - (0.3%)                             (270,058)
TOTAL NET ASSETS - 100.0%                                      $  94,758,990

(a) At October 31, 2005, the net unrealized gain on investments based on cost for federal tax purposes of $89,268,039 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an an excess of value over tax cost             $5,969,696
        Aggregate gross unrealized loss for all investments in which there is an
        an excess of tax cost over value                          (208,687)
        Net unrealized gain                                    $  5,761,009

     Pioneer Ibbotson Growth Allocation Fund
     SCHEDULE OF INVESTMENTS 10/31/05 (unaudited)


       Shares                                               Value

                         MUTUAL FUNDS - 100.0%
                         PIONEER FUNDS - 100.0%
      1,585,008          Pioneer Bond Fund Class Y        $   14,344,322

        329,869          Pioneer Cullen Value Fund Class    5,620,961

        179,175          Pioneer Emerging Markets Fund Cl   4,224,951

       0.012             Pioneer Focused Equity Fund Clas           0

        274,432          Pioneer Fund Class Y              11,748,426

        222,583          Pioneer Government Income Fund C   2,118,986

        156,376          Pioneer Growth Opportunity Fund    4,650,634

        378,748          Pioneer High Yield Fund Class Y    4,226,825

       0.211             Pioneer International Core Equit           3

      1,025,925          Pioneer International Equity Fun  22,672,940

        350,750          Pioneer Mid-Cap Growth Fund Clas   5,240,202

        153,501          Pioneer Mid-Cap Value Fund Class   3,634,914

      1,498,852          Pioneer Oak Ridge Large Cap Grow  19,994,682

        217,334          Pioneer Real Estate Shares Fund    5,661,554

      1,521,882          Pioneer Research Fund Class Y     14,549,195

      1,436,222          Pioneer Short Term Income Fund C  14,003,166

        121,715          Pioneer Small Cap Value Fund Cla   4,133,437

        409,758          Pioneer Value Fund Class Y         7,039,638



     TOTAL INVESTMENTS IN SECURITIES - 100.0%             $ 143,864,836
     (Cost $138,907,800)(a)
     OTHER ASSETS AND LIABILITIES - 0.0%                      37,680
     TOTAL NET ASSETS - 100.0%                            $ 143,902,516




     (a) At October 31, 2005, the net unrealized gain on investments based on cost for federal tax purposes of $138,907,800 was as follows:


	    Aggregate gross unrealized gain for all investments in which
	    there is an an excess of value over tax cost  	   $5,819,891


            Aggregate gross unrealized loss for all investments in
	    which there is an an excess of tax cost over value     (862,855)

            Net unrealized gain                                    $ 4,957,036

     Pioneer Ibbotson Conservative Allocation Fund
     SCHEDULE OF INVESTMENTS 10/31/05 (unaudited)


       Shares                                                        Value

                       MUTUAL FUNDS - 87.2%
                       PIONEER FUNDS - 87.2%
       94,552          Pioneer Bond Fund Class Y                   $ 855,699

       5,266           Pioneer Cullen Value Fund Class Y                89,741

       4,199           Pioneer Fund Class Y                            179,746

       23,480          Pioneer Government Income Fund Class Y          223,529

       39,689          Pioneer High Yield Fund Class Y                 442,925

       14,142          Pioneer International Equity Fund Class Y       312,547

        315            Pioneer Mid-Cap Growth Fund Class Y               4,706

       1,693           Pioneer Mid-Cap Value Fund Class Y               40,086

       24,639          Pioneer Oak Ridge Large Cap Growth Fund Cla     328,685

       29,833          Pioneer Research Fund Class Y                   285,203

      108,412          Pioneer Short Term Income Fund Class Y        1,057,018

       1,749           Pioneer Small Cap Value Fund Class Y             59,411

       12,679          Pioneer Strategic Income Fund Class Y           132,116

       4,662           Pioneer Value Fund Class Y                       80,091



     TOTAL INVESTMENTS IN SECURITIES - 87.2%                       $  4,091,503
	(Cost $4,101,569)(a)
     OTHER ASSETS AND LIABILITIES - 12.8%                             599,084
     TOTAL NET ASSETS - 100.0%                                     $  4,690,587





     (a) At October 31, 2005, the net unrealized loss on investments based on cost for federal tax purposes of $4,101,569 was as follows:


	    Aggregate gross unrealized gain for all investments in which
	    there is an an excess of value over tax cost  	   $17,705


            Aggregate gross unrealized loss for all investments in
	    which there is an an excess of tax cost over value     (27,771)

            Net unrealized loss                                    $ (10,066)




     Pioneer Ibbotson Moderate Allocation Fund
     SCHEDULE OF INVESTMENTS 10/31/05 (unaudited)


       Shares                                                        Value

                       MUTUAL FUNDS -  94.9%
                       PIONEER FUNDS - 94.9%
     2,380,041         Pioneer Bond Fund Class Y                   $ 21,539,367

      398,609          Pioneer Cullen Value Fund Class Y             6,792,298

       89,100          Pioneer Emerging Markets Fund Class Y         2,100,982

      358,745          Pioneer Fund Class Y                         15,357,862

      974,335          Pioneer Government Income Fund Class Y        9,275,669

      139,591          Pioneer Growth Opportunity Fund Class Y       4,151,440

     1,198,052         Pioneer High Yield Fund Class Y              13,370,260

       0.055           Pioneer International Core Equity Fund Clas           1

     1,226,903         Pioneer International Equity Fund Class Y    27,114,554

      456,061          Pioneer Mid-Cap Growth Fund Class Y           6,813,549

      159,887          Pioneer Mid-Cap Value Fund Class Y            3,786,114

     2,285,529         Pioneer Oak Ridge Large Cap Growth Fund Cla  30,488,956

      262,733          Pioneer Real Estate Shares Fund Class Y       6,844,203

     2,329,352         Pioneer Research Fund Class Y                22,268,604

     3,389,316         Pioneer Short Term Income Fund Class Y       33,045,836

      200,675          Pioneer Small Cap Value Fund Class Y          6,814,932

      449,272          Pioneer Value Fund Class Y                    7,718,489



     TOTAL INVESTMENTS IN SECURITIES - 94.9%                       $ 217,483,116
     (Cost $211,897,662)(a)
     OTHER ASSETS AND LIABILITIES - 5.1%                           11,577,087
     TOTAL NET ASSETS - 100.0%                                     $ 229,060,203




     (a) At October 31, 2005, the net unrealized gain on investments based on cost for federal tax purposes of $211,897,662 was as follows:

	    Aggregate gross unrealized gain for all investments in which
	    there is an an excess of value over tax cost  	   $7,744,015


            Aggregate gross unrealized loss for all investments in
	    which there is an an excess of tax cost over value     (2,158,561)

            Net unrealized gain                                    $ 5,585,454












ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2005

* Print the name and title of each signing officer under his or her signature.